Long-term debt (Schedule of Long-Term debt) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,150	$ 6,537	$ 6,149
Less: Current portion	81	61
Long-term debt	$ 8,069	6,476
Repayment borrowings term	In August 2017, the Corporation received a two-year extension of the maturity of the Province loan. The original maturity date of the loan was August 9, 2018 and is now August 9, 2020. The annual interest rate remains at the Province's cost of funds plus 1 per cent.
Atlantic Canada Opportunities Agency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,202	758
Repayment start date	December 1, 2008
Repayment borrowings term	Annual repayments, commencing December 1, 2008, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than $5,000 and 5% when gross revenues are greater than $5,000.
Proceeds from borrowings net	$ 3,744	3,747
Atlantic Canada Opportunities Agency [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,786
ACOA Atlantic Innovation Fund [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,034	651
Repayment start date	December 1, 2011
Repayment borrowings term	Annual repayments, commencing December 1, 2011, are calculated as a percentage of gross revenue for the preceding fiscal year, at 2% when gross revenues are less than $5,000 and 5% when gross revenues are greater than $5,000.
Proceeds from borrowings net	$ 2,995	2,997
ACOA Atlantic Innovation Fund [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,000
ACOA Business Development Program [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 238	294
Repayment start date	October 2015
Repayment borrowings term	Repayable in monthly payments beginning October 2015 of $3 until October 2017 and $6 until September 2022.
Proceeds from borrowings net	$ 251	318
ACOA Business Development Program [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	395
ACOA Atlantic Innovation Fund One [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 957	733
Repayment start date	September 1, 2014
Repayment borrowings term	Annual repayments commencing September 1, 2014, are calculated as a percentage of gross revenue from specific product(s) for the preceding fiscal year, at 5% for the first 5 year period and 10%, thereafter.
Proceeds from borrowings net	$ 2,944	2,944
ACOA Atlantic Innovation Fund One [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2,944
TNC 120-140 Eileen Stubbs Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 300
Repayment borrowings term	Repayable in monthly payments beginning upon receipt of the final installment of the loan until May 31, 2028.
Proceeds from borrowings net	$ 300
Interest rate	8.00%
TNC 120-140 Eileen Stubbs Ltd [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 300,000
Province of Nova Scotia Secured Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,419	4,101
Repayment borrowings term	Repayable on the seventh anniversary date of the first disbursement.
Proceeds from borrowings net	$ 5,000	$ 5,000
Interest rate	1.00%
Province of Nova Scotia Secured Loan [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,000